Borrowings (Details) - Schedule of borrowings repayable - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of borrowings repayable [Abstract]
Payable within 1 year	$ 7,000,000	$ 14,541,774
Payable within 1 and 2 years	14,000,000	9,216,973
Payable within 2 and 5 years	179,000,000	24,948,779
Payable after 5 years		40,550,347
Borrowings repayable	$ 200,000,000	$ 89,257,873